Financial Instruments (Schedule Of Amounts Included In Earnings And Other Comprehensive Income) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Financial Instruments [Line Items]
Notional value of foreign currency hedge positions	$ 1,700
Gain (Loss) to earnings	(5)	4	11
Gain (Loss) to other comprehensive income	(1)	(18)	101
Foreign currency [Member] | Other deductions, net [Member]
Financial Instruments [Line Items]
Gain (Loss) to earnings	(3)	(5)	45
Copper and aluminum [Member]
Financial Instruments [Line Items]
Weight of copper and aluminum for commodity hedges, in pounds	66,000,000
Derivative, amount of aluminum and copper hedged	190
Cash Flow Hedging [Member] | Commodity [Member] | Cost of sales [Member]
Financial Instruments [Line Items]
Gain (Loss) to earnings	(12)	(15)	(42)
Cash Flow Hedging [Member] | Foreign currency [Member] | Sales, cost of sales [Member]
Financial Instruments [Line Items]
Gain (Loss) to earnings	10	24	8
Other Comprehensive Income (Loss) [Member] | Cash Flow Hedging [Member] | Commodity [Member]
Financial Instruments [Line Items]
Gain (Loss) to other comprehensive income	(16)	(22)	43
Other Comprehensive Income (Loss) [Member] | Cash Flow Hedging [Member] | Foreign currency [Member]
Financial Instruments [Line Items]
Gain (Loss) to other comprehensive income	$ 15	$ 4	$ 58